Grandeur Peak Global Opportunities Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.96%
Argentina — 1.06%
Globant SA(a)	27,349	$6,449,168

Australia — 0.12%
Fiducian Group Ltd.(a)	182,850	735,116

Belgium — 2.99%
Melexis NV	102,099	8,746,537
Warehouses De Pauw CVA(a)	105,504	3,086,169
X-Fab Silicon Foundries SE(a)(b)(c)	666,184	6,401,262
		18,233,968
Brazil — 1.23%
Hypera SA(a)	397,700	2,550,193
Patria Investments Ltd.(a)	238,699	3,406,235
Vinci Partners Invest Ltd.(a)	149,641	1,574,223
		7,530,651
Canada — 1.26%
Aritzia, Inc.(a)	137,700	3,350,616
Foran Mining Corp(a)	501,000	1,524,303
Richelieu Hardware Ltd.(a)	87,665	2,831,564
		7,706,483
China — 3.06%
Hangzhou Robam Appliances Co., Ltd.(a)	1,104,626	3,367,237
Man Wah Holdings Ltd.(a)	5,885,100	3,668,513
Shanghai Hanbell Precise Machinery Co., Ltd.(a)	1,184,800	2,932,540
Silergy Corporation(a)	553,008	6,804,751
Suofeiya Home Collection Co., Ltd., CLASS A(a)	871,633	1,895,167
		18,668,208
Colombia — 0.50%
Parex Resources, Inc.	183,302	3,035,307

France — 7.07%
Alten SA(a)	47,460	7,336,897
Antin Infrastructure Partners(a)	122,243	2,247,352
BioMerieux(a)	26,547	2,856,671
Esker SA(a)	13,155	2,208,693
Neurones SA(a)	95,301	4,665,853
Thermador Groupe(a)	64,104	5,949,793
Virbac SA(a)	39,449	14,234,022
Wavestone(a)	55,799	3,695,773
		43,195,054
Germany — 4.14%
Dermapharm Holding SE(a)	143,087	6,085,150
Elmos Semiconductor AG	42,981	3,001,390
Friedrich Vorwerrk Group SE(a)	60,903	1,034,767
Nagarro SE(a)	29,219	2,855,265
Nexus AG(a)	73,057	4,551,816
QIAGEN N.V.(a)	103,937	4,537,890
Stabilus SE(a)	46,307	3,244,279
		25,310,557
Hong Kong — 0.46%
Techtronic Industries Co., Ltd.	262,100	2,783,799

	Shares	Fair Value
COMMON STOCKS — 98.96% (continued)
India — 1.66%
Cera Sanitaryware Ltd.(a)	25,560	$2,538,130
Gulf Oil Lubricants India Ltd.	186,873	1,792,592
IndiaMart InterMesh Ltd.(a)	89,038	2,701,903
Indigo Paints Ltd(a)	179,351	3,116,244
		10,148,869
Indonesia — 1.35%
Arwana Citramulia Tbk PT(a)	46,609,800	2,023,302
Selamat Sempurna Tbk PT(a)	33,500,600	4,288,417
Ultrajaya Milk Industry & Trading Co.(a)	18,240,200	1,965,041
		8,276,760
Ireland — 0.59%
Keywords Studios plc(a)	171,282	3,581,866

Italy — 2.49%
Interpump Group SpA(a)	101,151	4,999,102
Recordati Industria Chimica e Farmaceutica SpA(a)	97,385	5,374,086
Sesa SpA(a)	35,682	4,840,706
		15,213,894
Japan — 12.48%
BayCurrent Consulting, Inc.	327,500	7,614,515
Carenet, Inc. NPV(a)	334,100	1,828,665
Charm Care Corporation KK(a)	191,500	1,545,460
Comture Corporation(a)	162,900	2,014,497
Create SD Holdings Co., Ltd.(a)	148,000	3,220,874
CrowdWorks, Inc.(a)	246,200	2,166,641
F&M Co., Ltd.(a)	117,000	1,525,263
FP Partner, Inc.(a)	75,700	3,149,151
Funai Soken Holdings, Inc.(a)	110,800	1,929,323
Hennge KK(a)	305,700	2,600,614
Insource Co Ltd(a)	514,600	2,909,038
Integral Corporation(a)	247,600	4,828,399
Kitz Corporation	344,900	2,820,048
M&A Capital Partners Company Ltd.(a)	221,000	3,403,858
MarkLines Co., Ltd.	247,400	5,051,739
MonotaRO Co., Ltd.(a)	216,500	2,039,169
Prestige International, Inc.(a)	815,800	3,350,011
Seria Co., Ltd.(a)	175,000	3,207,108
Strike Co., Ltd.	134,200	4,330,109
Sun*, Inc.(a)	356,500	2,333,023
Synchro Food Co., Ltd.(a)	482,000	2,107,129
Trancom Co., Ltd.(a)	56,070	2,657,352
ULS Group, Inc.(a)	55,300	1,535,715
User Local, Inc.(a)	113,700	1,567,249
Visional, Inc.(a)	63,800	3,993,279
Yakuodo Holdings Co., Ltd.(a)	147,200	2,584,546
		76,312,775
Korea (Republic Of) — 0.32%
SOLUM Co Ltd(a)	96,566	1,981,886

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.96% (continued)
Luxembourg — 0.91%
Eurofins Scientific S.E.	63,623	$3,830,452
Sword Group(a)	41,691	1,703,891
		5,534,343
Mexico — 2.01%
Grupo Financiero Banorte SAB de CV(a)	349,100	3,550,297
Regional SAB de CV(a)	656,927	6,080,755
Vesta Real Estate Corporation - ADR	69,644	2,640,900
		12,271,952
Netherlands — 0.48%
Redcare Pharmacy NV(a)	21,105	2,937,165

Norway — 1.07%
Bouvet ASA(a)	230,309	1,351,257
Nordic Semiconductor ASA(a)	169,734	1,704,538
SmartCraft ASA(a)	1,457,082	3,493,264
		6,549,059
Philippines — 1.31%
Century Pacific Food, Inc.(a)	3,004,500	1,760,908
Concepcion Industrial Corporation(a)	1,020,252	227,889
Puregold Price Club, Inc.(a)	8,009,700	3,960,684
Wilcon Depot, Inc.(a)	5,330,600	2,076,488
		8,025,969
Poland — 1.83%
Dino Polska SA(a)(b)(c)	80,595	8,699,187
Inter Cars SA(a)	17,951	2,452,469
		11,151,656
Singapore — 0.75%
Riverstone Holdings Ltd.	8,760,800	4,557,944

South Africa — 0.25%
Italtile Ltd.(a)	2,394,999	1,535,157

South Korea — 1.16%
Eo Technics Co., Ltd.(a)	25,905	3,314,199
LEENO Industrial, Inc.(a)	25,220	3,752,552
		7,066,751
Sweden — 4.07%
AddTech AB(a)	105,430	2,175,100
Beijer Alma AB(a)	217,790	3,837,633
Hexpol AB	298,677	3,418,994
Knowit AB	187,743	2,524,821
Lyko Group AB(a)(c)	13,986	143,810
RVRC Holding AB(a)	405,970	2,469,847
Sdiptech AB(a)	268,662	6,668,196
Swedencare AB	611,771	3,634,733
		24,873,134
Taiwan — 1.87%
Fuzetec Technology Co., Ltd.(a)	278,482	400,646
M3 Technology, Inc.(a)	712,000	4,026,398
Sporton International, Inc.(a)	949,151	7,026,243
		11,453,287
	Shares	Fair Value
COMMON STOCKS — 98.96% (continued)
United Kingdom — 17.67%
B&M European Value Retail SA	3,223,378	$21,125,367
CVS Group plc	728,858	15,591,929
Diploma plc(a)	88,432	3,645,362
Elixirr International PLC(a)	108,470	732,004
Endava plc, ADR - ADR(a)	216,290	15,306,843
Foresight Group Holdings Ltd.(a)	656,670	3,786,544
FRP Advisory Group PLC(a)	1,002,640	1,607,810
GlobalData PLC(a)	1,295,891	3,301,026
Halma PLC	107,976	2,988,713
Impax Asset Management Group plc(a)	609,471	4,190,281
Intertek Group PLC(a)	53,873	3,057,903
JTC plc(a)(b)(c)	602,443	6,055,827
Marlowe PLC(a)	748,142	3,555,493
On The Beach Group PLC(a)(b)(c)	1,126,330	2,124,895
Petershill Partners PLC(a)	1,147,692	2,557,152
Pets at Home Group PLC(a)	979,096	3,476,785
Softcat PLC(a)	282,801	5,162,074
Victorian Plumbing Group PLC(a)	1,039,569	1,165,811
Volution Group PLC(a)	1,557,641	8,528,035
		107,959,854
United States — 22.96%
4imprint Group PLC(a)	45,139	3,095,398
AtriCure, Inc.(a)	92,225	3,141,184
Bank of NT Butterfield & Son Ltd. (The)(a)	113,455	3,441,090
BizLink Holding, Inc.(a)	489,078	3,598,750
Charles River Laboratories International, Inc.(a)	21,483	4,646,344
Crowdstrike Holdings, Inc., Class A(a)	30,683	8,974,778
DigitalOcean Holdings, Inc.(a)	70,999	2,394,086
Elastic NV(a)	20,635	2,415,533
Envista Holdings Corporation(a)	145,729	3,424,631
Evercore, Inc., Class A	25,374	4,357,477
Five Below, Inc.(a)	29,825	5,352,394
Frontage Holdings Corporation(a)(b)(c)	9,659,883	1,986,657
Global Industrial Co.	100,291	4,265,376
GQG Partners, Inc.(a)	2,094,198	2,565,495
Hackett Group, Inc. (The)	98,183	2,269,991
Insperity, Inc.	24,549	2,815,525
Insulet Corporation(a)	10,248	1,956,036
JFrog Ltd.(a)	67,577	2,198,280
Littelfuse, Inc.	73,007	17,660,394
Medpace Holdings, Inc.(a)	9,180	2,676,704
Neogen Corporation(a)	131,834	2,043,427
NV5 Global, Inc.(a)	52,311	5,486,901
Ollie’s Bargain Outlet Holdings, Inc.(a)	72,175	5,191,548
P10, Inc.(a)	530,771	4,883,093
PagerDuty, Inc.(a)	106,997	2,533,689
Paycom Software, Inc.	23,213	4,416,041
PJT Partners, Inc., Class A	68,266	6,565,141
Qualys, Inc.(a)	49,694	9,400,615
Shoals Technologies Group, Inc., Class A(a)	329,454	4,338,909
Silicon Laboratories, Inc.(a)	16,034	1,977,954
SiTime Corporation(a)	18,514	1,973,037
Texas Roadhouse, Inc.	35,200	4,425,344

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
January 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.96% (continued)
United States — 22.96% (continued)
TriMas Corporation	154,259	$3,807,112
		142,919,834
Vietnam — 1.84%
Asia Commercial Bank JSC(a)	3,107,100	3,272,199
Vietnam Technological & Commercial Joint Stock Bank(a)	5,657,804	7,986,522
		11,258,721
Total Common Stocks (Cost $497,528,758)		604,618,287

Total Investments — 98.96%
(Cost $497,528,758)		604,618,287

Other Assets in Excess of Liabilities — 1.04%		6,314,358

NET ASSETS — 100.00%		$610,932,645

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, these securities had a total aggregate market value of $25,267,828, representing 4.14% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2024, the aggregate market value of these securities was $25,411,638, representing 4.16% of net assets.

Sector Composition (January 31, 2024)
Technology	27.8%
Industrials	18.6%
Financials	13.3%
Health Care	12.9%
Consumer Discretionary	10.0%
Consumer Staples	9.8%
Communications	2.6%
Materials	1.7%
Energy	1.4%
Real Estate	0.9%
Other Assets in Excess of Liabilities	1.0%
Total	100%

Industry Composition (January 31, 2024)
IT Services	9.8%
Mass Merchants	5.7%
Specialty & Generic Pharma	4.6%
Application Software	4.6%
Health Care Services	4.1%
Banks	4.0%
Semiconductor Devices	3.5%
Food & Drug Stores	3.5%
Infrastructure Software	3.3%
Electrical Components	3.0%
Private Equity	2.9%
Professional Services	2.7%
Institutional Brokerage	2.5%
Other Commercial Support Services	2.3%
Engineering Services	2.1%
Home Products Stores	1.9%
Flow Control Equipment	1.8%
Electronics Components	1.7%
Investment Management	1.7%
Comml & Res Bldg Equipment & Sys	1.4%
Specialty Technology Hardware	1.4%
Wealth Management	1.3%
Life Science & Diagnostics	1.2%
Internet Media & Services	1.2%
Other Spec Retail - Discr	1.2%
Rubber & Plastic	1.2%
Health Care Supplies	1.1%
Medical Devices	1.1%
Industrial Wholesale & Rental	1.1%
Semiconductor Manufacturing	1.1%
Other Machinery & Equipment	1.0%
Other Industries (each less than 1%)	19.0%
Other Assets in Excess of Liabilities	1.0%
Total	100%